UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Aspiriant, LLC
Address: 101 Second Street, Suite 1400
         San Francisco, CA  94105

13F File Number:  028-13064

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael H. Kossman
Title:     Chief Financial Officer
Phone:     415.371.7800

Signature, Place, and Date of Signing:

     Michael H. Kossman     San Francisco, CA     February 03, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     31

Form13F Information Table Value Total:     $305,174 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APPLE INC                      COM              037833100     1041     3226 SH       SOLE                     3226        0        0
ARUBA NETWORKS INC             COM              043176106      227    10852 SH       SOLE                    10852        0        0
BARCLAYS BK PLC                IPSPGS TTL ETN   06738C794     2356    68834 SH       SOLE                    68834        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     3493       29 SH       SOLE                       29        0        0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702    34936   436104 SH       SOLE                   436104        0        0
EXXON MOBIL CORP               COM              30231G102      336     4596 SH       SOLE                     4596        0        0
FORTINET INC                   COM              34959E109      298     9212 SH       SOLE                     9212        0        0
GENERAL ELECTRIC CO            COM              369604103      262    14327 SH       SOLE                    14327        0        0
GOLDMAN SACHS GROUP INC        SP ENHCMD37ETN   38144L852    82222  1684185 SH       SOLE                  1684185        0        0
ISHARES TR                     MSCI EAFE IDX    464287465     1560    26790 SH       SOLE                    26790        0        0
ISHARES TR                     MSCI ACWI EX     464288240      537    12200 SH       SOLE                    12200        0        0
ISHARES TR                     MSCI ACWI INDX   464288257      260     5565 SH       SOLE                     5565        0        0
ISHARES TR                     MSCI SMALL CAP   464288273      295     7000 SH       SOLE                     7000        0        0
ISHARES TR                     MSCI EMERG MKT   464287234      699    14682 SH       SOLE                    14682        0        0
ISHARES TR                     MSCI VAL IDX     464288877     2096    41287 SH       SOLE                    41287        0        0
ISHARES TR                     RUSSELL 1000     464287622     8677   124207 SH       SOLE                   124207        0        0
ISHARES TR                     RUSSELL1000VAL   464287598     2581    39785 SH       SOLE                    39785        0        0
ISHARES TR                     RUSSELL 2000     464287655     2390    30544 SH       SOLE                    30544        0        0
ISHARES TR                     RUSL 2000 VALU   464287630     2685    37764 SH       SOLE                    37764        0        0
ISHARES TR                     S&P 500 INDEX    464287200     6104    48346 SH       SOLE                    48346        0        0
ISHARES TR                     BARCLYS 1-3YR CR 464288646     1495    14337 SH       SOLE                    14337        0        0
ISHARES TR                     RSSL MCRCP IDX   464288869     3573    71313 SH       SOLE                    71313        0        0
SPDR INDEX SHS FDS             DJ INTL RL ETF   78463X863     2079    53393 SH       SOLE                    53393        0        0
SPDR INDEX SHS FDS             S&P INTL SMLCP   78463X871     7994   259220 SH       SOLE                   259220        0        0
SPDR INDEX SHS FDS             EMERG MKTS ETF   78463X509      357     4798 SH       SOLE                     4798        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103    67192   534332 SH       SOLE                   534332        0        0
VANGUARD INDEX FDS             VALUE ETF        922908744      324     6067 SH       SOLE                     6067        0        0
VANGUARD INDEX FDS             REIT ETF         922908553     1397    25225 SH       SOLE                    25225        0        0
VANGUARD INDEX FDS             SM CP VAL ETF    922908611      510     7625 SH       SOLE                     7625        0        0
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858    16512   342965 SH       SOLE                   342965        0        0
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775    50686  1061928 SH       SOLE                  1061928        0        0